Due to Trust Account, Short-term Borrowings and Long-term Debt (Tables)	12 Months Ended
Mar. 31, 2023
Debt Disclosure [Abstract]
Summary of Due to Trust Account Transactions	A summary of due to trust account transactions at March 31, 2022 and 2023 is as follows:

	2022	2023
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥6,307,463	¥5,871,244
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%

Components of Other Short-term Borrowings
Other short-term borrowings at March 31, 2022 and 2023 were comprised of the following:

	2022	2023
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,491,509	¥1,123,528
Borrowings from the Bank of Japan	10,231,483	1,186,251
Borrowings from other financial institutions	68,384	95,785
Other(1)	810,849	976,832
Total domestic offices	12,602,225	3,382,396
Foreign offices:
Commercial paper	3,776,737	4,771,323
Borrowings from other financial institutions	82,914	160,292
Short-term debentures	22,059	21,338
Other	59,287	105,501
Total foreign offices	3,940,997	5,058,454
Total	16,543,222	8,440,850
Less unamortized discount	85	2,836
Other short-term borrowings—net	¥16,543,137	¥8,438,014
Weighted average interest rate on outstanding balance at end of fiscal year	0.09%	2.83%

Note:
(1)Includes borrowings from the jointly operated designated money in trusts.

Components of Long-term Debt
Long-term debt (with original maturities of more than one year) at March 31, 2022 and 2023 was comprised of the following:

	2022	2023
	(in millions)
MUFG:
Obligations under finance leases	¥3,326	¥1,720
Unsubordinated debt (1):
Fixed rate bonds, payable in US dollars, due 2023-2039, principally 0.85%-5.72%	5,501,311	7,226,689
Fixed rate bonds, payable in Euro, due 2023-2033, principally 0.34%-3.56%	508,524	578,508
Fixed rate bonds, payable in other currencies, due 2024-2029, principally 2.08%-4.05% (2)	37,424	37,425
Adjustable rate bonds, payable in Japanese yen, due 2024-2034, principally 0.14%-1.47%	95,900	451,500
Adjustable rate bonds, payable in Euro, due 2025-2027, principally 0.34%-3.27%	68,350	408,016
Adjustable rate borrowings, payable in Japanese yen, due 2025-2037, principally 0.76%-1.86%	—	272,000
Floating rate bonds, payable in US dollars, due 2023-2026, principally 5.53%-6.16%	416,171	400,487
Floating rate bonds, payable in Euro, due 2023, principally 3.25%	47,845	51,002
Floating rate bonds, payable in other currencies, due 2024, principally 4.52% (2)	36,800	35,876
Total	6,712,325	9,461,503
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2024-2033, principally 0.37%-1.56%	771,014	872,810
Fixed rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	—	86,000
Adjustable rate bonds, payable in Japanese yen, due 2028-2033, principally 0.29%-1.21%	905,925	908,541
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.82%-2.50%	1,486,734	1,366,633
Adjustable rate borrowings, payable in Japanese yen, due 2029-2032, principally 0.30%-0.72%	31,500	34,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.85%-1.33%	86,725	94,856
Floating rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	—
Total	3,367,898	3,362,840
Total	10,083,549	12,826,063
MUFG Bank:
Obligations under finance leases	¥4,419	¥4,652
Unsubordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2023-2027, principally 0.63%-2.34%	72,400	37,300
Fixed rate bonds, payable in US dollars, due 2023-2052, principally 0.00%-4.70%	1,052,443	1,073,796
Fixed rate bonds, payable in Euro, due 2033, principally 1.81%	6,152	6,557
Fixed rate borrowings, payable in Japanese yen, due 2023-2028, principally 0.00%-0.25%	18,582,830	20,582,218
Fixed rate borrowings, payable in US dollars, due 2030, principally 2.93%	8,371	7,601
Adjustable rate borrowings, payable in US dollars, due 2023, principally 5.14%-5.54%	—	86,127
Floating rate borrowings, payable in US dollars, due 2023-2031, principally 4.49%-8.76%	714,718	671,936
Floating rate borrowings, payable in Euro, due 2025-2036, principally 2.30%-3.39%	103,231	100,065
Total	20,540,145	22,565,600
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2025-2031, principally 1.95%-2.91%	236,000	175,500
Fixed rate borrowings, payable in Japanese yen, due 2023-2035, principally 0.44%-2.24%	71,000	59,500
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 1.06%	10,000	10,000
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.27%	15,000	15,000
Total	332,000	260,000
Obligations under loan securitization transaction accounted for as secured borrowings due 2023-2080, principally 0.13%-10.00%	519,718	445,821
Total	21,396,282	23,276,073

	2022	2023
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥8,359	¥13,098
Unsubordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2023-2051, principally 0.00%-23.00%	1,088,884	1,012,649
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2023-2036, principally 0.00%-50.00%	124,841	95,593
Fixed rate borrowings, bonds and notes, payable in Euro, due 2024-2030, principally 0.00%	10,796	1,148
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2023-2028, principally 0.00%-6.90%	230,630	154,698
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2023-2037, principally 0.00%-9.50%(2)	306,778	322,457
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2023-2053, principally 0.00%-38.50%	1,000,691	1,009,268
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2023-2032, principally 0.00%-43.00%	130,597	103,125
Adjustable rate bonds and notes, payable in Euro, due 2024-2025, principally 0.10%-1.00%	230	193
Total	2,893,447	2,699,131
Subordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2023-2030, principally 1.53%-2.61%	114,946	34,700
Fixed rate bonds and notes, payable in US dollars, due 2027-2030, principally 7.50%-8.00%	2,262	2,329
Fixed rate bonds and notes, payable in Thai baht, due 2029-2032, principally 3.00%-4.30%	208,581	231,138
Floating rate bonds and notes, payable in US dollars, due 2028, principally 9.86%	2,866	5,253
Total	328,655	273,420
Obligations under loan securitization transaction accounted for as secured borrowings due 2022, principally 2.25%	1	—
Total	3,230,462	2,985,649
Total	34,710,293	39,087,785
Debt issuance cost	¥(13,694)	¥(16,030)
Total	¥34,696,599	¥39,071,755

Notes:
(1)Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)Minor currencies, such as Australian dollar, Indonesian rupiah, South Korean won, etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.
Summary of Subsequent Maturities of Long-term Debt
The following is a summary of maturities of long-term debt subsequent to March 31, 2023 :

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2024	¥899,334	¥1,239,768	¥691,145	¥2,830,247
2025	1,331,578	18,187,331	494,856	20,013,765
2026	2,267,854	1,245,954	317,642	3,831,450
2027	580,729	164,253	258,031	1,003,013
2028	1,346,562	1,167,991	101,229	2,615,782
2029 and thereafter	6,400,006	1,270,776	1,122,746	8,793,528
Total	¥12,826,063	¥23,276,073	¥2,985,649	¥39,087,785